Collateralized transactions	6 Months Ended
Sep. 30, 2017
Collateralized transactions
Collateralized transactions

4. Collateralized transactions:

Nomura enters into collateralized transactions, including reverse repurchase agreements, repurchase agreements, securities borrowing transactions, securities lending transactions, other secured borrowings and similar transactions mainly to meet clients’ needs, finance trading inventory positions and obtain securities for settlements.

Reverse repurchase agreements, repurchase agreements, securities borrowing transactions and securities lending transactions are typically documented under industry standard master netting agreements which reduce Nomura’s credit exposure to counterparties as they permit the close-out and offset of transactions and collateral amounts in the event of default of the counterparty. For certain centrally-cleared reverse repurchase and repurchase agreements, the clearing or membership agreements entered into by Nomura provide similar rights to Nomura in the event of default of the relevant central clearing counterparty. In order to support the enforceability of the close-out and offsetting rights within these agreements, Nomura generally seeks to obtain an external legal opinion.

For certain types of counterparty and in certain jurisdictions, Nomura may enter into reverse repurchase agreements, repurchase agreements, securities borrowing and securities lending transactions which are not documented under a master netting agreement. Similarly, even when these transactions are documented under such agreements, Nomura may not have yet sought evidence, or may not be able to obtain evidence to determine with sufficient certainty that the close-out and offsetting rights are legally enforceable. This may be the case where relevant local laws specifically prohibit such close-out and offsetting rights, or where local laws are complex, ambiguous or silent on the enforceability of such rights. This may include reverse repurchase agreements, repurchase agreements, securities borrowing and securities lending transactions executed with certain foreign governments, agencies, municipalities, central clearing counterparties, agent banks and pension funds.

Nomura considers the enforceability of a master netting agreement in determining how credit risk arising from transactions with a specific counterparty is hedged, how counterparty credit exposures are calculated and applied to credit limits and the extent and nature of collateral requirements from the counterparty.

In all of these transactions, Nomura either receives or provides collateral, including Japanese and non-Japanese government, agency, mortgage-backed, bank and corporate debt securities and equities. In most cases, Nomura is permitted to use the securities received to enter into repurchase agreements, enter into securities lending transactions or to cover short positions with counterparties. In repurchase and reverse repurchase agreements, the value of collateral typically exceeds the amount of cash transferred. Collateral is generally in the form of securities. Securities borrowing transactions generally require Nomura to provide the counterparty with collateral in the form of cash or other securities. For securities lending transactions, Nomura generally receives collateral in the form of cash or other securities. Nomura monitors the market value of the securities either received from or provided to the counterparty. Additional cash or securities are exchanged as necessary, to ensure that such transactions are adequately collateralized throughout the life of the transactions.

Offsetting of certain collateralized transactions

Reverse repurchase agreements and repurchase agreements, securities borrowing and lending transactions with the same counterparty documented under a master netting agreement are offset in the consolidated balance sheets where the specific criteria defined by ASC 210-20 are met. These criteria include requirements around the maturity of the transactions, the underlying systems on which the collateral is settled, associated banking arrangements and the legal enforceability of close-out and offsetting rights under the master netting agreement.

The following tables present information about offsetting of these transactions in the consolidated balance sheets, together with the extent to which master netting agreements entered into with counterparties and central clearing parties permit additional offsetting in the event of counterparty default. Transactions which are not documented under a master netting agreement or are documented under a master netting agreement for which Nomura does not have sufficient evidence of enforceability are not offset in the following tables.

	Billions of yen
	March 31, 2017
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance(1)	¥30,116	¥7,422	¥35,755	¥2,248
Less: Amounts offset in the consolidated balance sheets(2)	(18,659)	(173)	(18,659)	(173)

Total net amounts reported on the face of the consolidated balance sheets(3)	¥11,457	¥7,249	¥17,096	¥2,075

Less: Additional amounts not offset in the consolidated balance sheets(4)
Financial instruments and non-cash collateral	(9,251)	(5,499)	(13,328)	(1,666)
Cash collateral	(73)	—	(18)	—

Net amount	¥2,133	¥1,750	¥3,750	¥409

	Billions of yen
	September 30, 2017
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance(1)	¥32,918	¥6,004	¥37,403	¥2,240
Less: Amounts offset in the consolidated balance sheets(2)	(20,167)	(203)	(20,167)	(203)

Total net amounts reported on the face of the consolidated balance sheets(3)	¥12,751	¥5,801	¥17,236	¥2,037

Less: Additional amounts not offset in the consolidated balance sheets(4)
Financial instruments and non-cash collateral	(10,040)	(4,568)	(13,514)	(1,687)
Cash collateral	(62)	—	(61)	—

Net amount	¥2,649	¥1,233	¥3,661	¥350

(1)	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2017, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥881 billion and ¥2,596 billion, respectively. As of March 31, 2017, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,494 billion and ¥205 billion, respectively. As of September 30, 2017, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,370 billion and ¥2,521 billion, respectively. As of September 30, 2017, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,082 billion and ¥170 billion, respectively.
(2)	Represents amounts offset through counterparty netting under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 210-20. Amounts offset include transactions carried at fair value through election of the fair value option.

(3)	Reverse repurchase agreements and securities borrowing transactions are reported within Collateralized agreements—Securities purchased under agreements to resell and Collateralized agreements—Securities borrowed in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets.
(4)	Represents amounts which are not permitted to be offset on the face of the balance sheet in accordance with ASC 210-20 but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.

Maturity analysis of repurchase agreements and securities lending transactions

The following table presents an analysis of the total carrying value of liabilities recognized in the consolidated balance sheets for repurchase agreements and securities lending transactions by remaining contractual maturity of the agreement as of March 31, 2017 and September 30, 2017. Amounts reported are shown prior to counterparty netting in accordance with ASC 210-20.

	Billions of yen
	March 31, 2017
	Overnight and open(1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥15,225	¥17,257	¥1,550	¥1,228	¥495	¥35,755
Securities lending transactions	1,399	463	206	168	12	2,248

Total gross recognized liabilities(2)	¥16,624	¥17,720	¥1,756	¥1,396	¥507	¥38,003

	Billions of yen
	September 30, 2017
	Overnight and open(1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥14,970	¥18,431	¥2,163	¥1,509	¥330	¥37,403
Securities lending transactions	1,500	288	208	174	70	2,240

Total gross recognized liabilities(2)	¥16,470	¥18,719	¥2,371	¥1,683	¥400	¥39,643

(1)	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.
(2)	Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Securities transferred in repurchase agreements and securities lending transactions

The following table presents an analysis of the total carrying value of liabilities recognized in the consolidated balance sheets for repurchase agreements and securities lending transactions by class of securities transferred by Nomura to counterparties as of March 31, 2017 and September 30, 2017. Amounts reported are shown prior to counterparty netting in accordance with ASC 210-20.

	Billions of yen
	March 31, 2017
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥108	¥1,935	¥2,043
Japanese government, agency and municipal securities	987	173	1,160
Foreign government, agency and municipal securities	28,197	54	28,251
Bank and corporate debt securities	1,717	16	1,733
Commercial mortgage-backed securities (“CMBS”)	1	—	1
Residential mortgage-backed securities (“RMBS”)(1)	4,666	—	4,666
Collateralized debt obligations (“CDOs”) and other	70	—	70
Investment trust funds and other	9	70	79

Total gross recognized liabilities(2)	¥35,755	¥2,248	¥38,003

	Billions of yen
	September 30, 2017
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥134	¥1,700	¥1,834
Japanese government, agency and municipal securities	1,110	390	1,500
Foreign government, agency and municipal securities	29,167	76	29,243
Bank and corporate debt securities	2,179	15	2,194
Commercial mortgage-backed securities (“CMBS”)	2	—	2
Residential mortgage-backed securities (“RMBS”)(1)	4,706	—	4,706
Collateralized debt obligations (“CDOs”) and other	88	—	88
Investment trust funds and other	17	59	76

Total gross recognized liabilities(2)	¥37,403	¥2,240	¥39,643

(1)	Includes ¥4,548 billion as of March 31, 2017 and ¥4,593 billion as of September 30, 2017 of U.S. government sponsored agency mortgage pass-through securities and collateralized mortgage obligations
(2)	Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase andCollateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Collateral received by Nomura

The following table presents the fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral, which Nomura is permitted to sell or repledge, and the portion that has been sold or repledged as of March 31, 2017 and September 30, 2017.

	Billions of yen
	March 31, 2017	September 30, 2017
The fair value of securities received as collateral, securities borrowed as collateral and securities borrowed without collateral where Nomura is permitted by contract or custom to sell or repledge the securities	¥45,821	¥48,003
The portion of the above that has been sold (reported within Trading liabilities in the consolidated balance sheets) or repledged	39,119	41,328

Collateral pledged by Nomura

Nomura pledges firm-owned securities to collateralize repurchase transactions, other secured financings and derivative transactions. Pledged securities that can be sold or repledged by the transferee, including Gensaki Repo transactions, are reported in parentheses as Securities pledged as collateral within Trading assets in the consolidated balance sheets.

The following table presents the carrying amounts of financial assets recognized in the consolidated balance sheets which have been pledged as collateral, primarily to stock exchanges and clearing organizations, without allowing the secured party the right to sell or repledge them by type of asset as of March 31, 2017 and September 30, 2017.

	Millions of yen
	March 31, 2017	September 30, 2017
Trading assets:
Equities and convertible securities	¥206,640	¥173,525
Government and government agency securities	1,062,008	915,870
Bank and corporate debt securities	137,328	62,474
Commercial mortgage-backed securities (“CMBS”)	—	1
Residential mortgage-backed securities (“RMBS”)	3,426,205	2,943,588
Collateralized debt obligations (“CDOs”) and other(1)	18,676	20,027
Investment trust funds and other	8,976	16,328

	¥4,859,833	¥4,131,813

Deposits with stock exchanges and other segregated cash	¥—	¥—
Non-trading debt securities	¥23,744	¥23,641
Investments in and advances to affiliated companies	¥29,336	¥30,440

(1)	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.

The following table presents the carrying amount of financial and non-financial assets recognized in the consolidated balance sheets, other than those disclosed above, which are subject to lien as of March 31, 2017 and September 30, 2017.

	Millions of yen
	March 31, 2017	September 30, 2017
Loans and receivables	¥4,268	¥3,381
Trading assets	1,580,765	1,677,132
Office buildings, land, equipment and facilities	12,635	12,624
Non-trading debt securities	222,970	195,336
Other	25	22

	¥1,820,663	¥1,888,495

Assets in the above table were primarily pledged for secured borrowings, including other secured borrowings, collateralized borrowings of consolidated VIEs, trading balances of secured borrowings, and derivative transactions.